Disaggregated Revenue	6 Months Ended
Mar. 31, 2023
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

NOTE 19 – DISAGGREGATED REVENUE

The following table presents revenue by major product categories for the six months ended March 31, 2023 and 2022, respectively:

	March 31, 2023		March 31, 2022
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Revenue Category	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Display modules	$15,137,071	44%	$27,961,103	47%
Polarizers	16,974,322	49%	23,750,420	40%
Research and development services	-	-	4,957,518	8%
Others (repair services)	2,183,721	6%	3,425,620	5%
Total	$34,295,114	100%	$60,094,661	100%

The revenue under category of others, are mostly from repairing services and mold product sales that have not become significant portion of the revenue for the six months ended March 31, 2023 and 2022.